UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         6/30/07
                                                ---------------------

Check here if Amendment [  ]; Amendment Number:
                                                -----------
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkeye Capital Management LLC
          -------------------------------
Address:  800 Third Avenue
          -------------------------------
          New York NY 10022
          -------------------------------

Form 13F File Number: 28-
                         ----------------

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Rubin
          -------------------------------
Title:    Managing Member
          -------------------------------
Phone:    212-265-0565
          -------------------------------

Signature, Place, and Date of Signing:


    /s/ Richard Rubin             NY, NY                8/14/07
  --------------------      -------------------       ------------
     [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[x]    13F HOLDINGS REPORT.    (Check here if all holdings of this reporting
       manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File Number     Name

28-
   --------------------     ----------------------------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report of Summary

Number of Other Included Managers:                 0
                                          -------------------
Form 13F Information Table Entry Total:            20
                                          -------------------
Form 13F Information Table Value Total:          328,099
                                          -------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing the report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.        Form 13F File Number        Name
              28-
   -----         ----------------------   ------------------------

   [Repeat as necessary.]

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


HAWKEYE CAPITAL MANAGEMENT LLC

Form Type: 13F
Period End: 6/30/07



                                                      SHARES/      VALUE   SH/PUT/  INVSTMT  OTHER               VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS CUSIP      PRN AMT      x($1000) PRN CALL DISCRETN MANAGERS SOLE            SHARED NONE
BELO CORP                  COM SER A      080555105  406,500.00   8,370    SH       SOLE              406,500.00
BOOKS-A-MILLION INC        COM            098570104  483,981.00   8,199    SH       SOLE              483,981.00
BWAY HOLDING COMPANY       COM            12429T104  950,000.00   14,060   SH       SOLE              950,000.00
CITADEL BROADCASTING CORP  COM            17285T106  2,776,516.00 17,909   SH       SOLE              2,776,516.00
CROWN HOLDINGS INC         COM            228368106  849,000.00   21,200   SH       SOLE              849,000.00
CUMULUS MEDIA INC          CL A           231082108  2,604,553.00 24,353   SH       SOLE              2,604,553.00
DISCOVER FINL SVCS         COM            254709108  364,100.00   11,072   SH       SOLE              364,100.00
FOOT LOCKER INC            COM            344849104  2,201,900.00 48,001   SH       SOLE              2,201,900.00
GENTEK INC                 COM NEW        37245X203  896,359.00   31,570   SH       SOLE              896,359.00
GROUP 1 AUTOMOTIVE INC     COM            398905109  542,500.00   21,884   SH       SOLE              542,500.00
HD PARTNERS ACQUISITION    UNIT 06/01/2   40415K209  100,000.00   863      SH       SOLE              100,000.00
KAPSTONE PAPER & PACKAGING COM            48562P103  2,027,400.00 15,388   SH       SOLE              2,027,400.00
LAIDLAW INTL INC           COM            50730R102  1,127,500.00 38,955   SH       SOLE              1,127,500.00
MOTOROLA INC               COM            620076109  1,109,000.00 19,629   SH       SOLE              1,109,000.00
RENAISSANCE ACQUISITION    COM            75966C305  133,700.00   742      SH       SOLE              133,700.00
RENAISSANCE ACQUISITION    UNIT 01/28/2   75966C206  500,000.00   3,335    SH       SOLE              500,000.00
SERVICEMASTER CO           COM            81760N109  1,399,900.00 21,642   SH       SOLE              1,399,900.00
TFS FINL CORP              COM            87240R107  1,511,305.00 17,440   SH       SOLE              1,511,305.00
VICTORY ACQUISITION CO     *W EXP 04/24   92644D118  250,000.00   425      SH       SOLE              250,000.00
VICTORY ACQUISITION CO     COM            92644D100  324,700.00   3,062    SH       SOLE              324,700.00

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